Fair Value of Financial Instruments - Measured on Nonrecurring Basis (Tables) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements
Cash and cash equivalents		$ 76,472	$ 79,888
Note receivable, including current portion		602	818
Senior Notes		(343,373)	(361,549)
Term Loan B Facility		(98,505)	(101,563)
Notes payable, including current portion		(26,875)	(31,109)
Long-term debt		(37,075)	(36,708)
Fair Value Measurements Non Recurring | Level I
Fair Value Measurements
Cash and cash equivalents		76,472	79,888
Note receivable, including current portion		602	818
Senior Notes		(343,373)	(361,549)
Fair Value Measurements Non Recurring | Level II
Fair Value Measurements
Term Loan B Facility		(98,505)	(101,563)
Notes payable, including current portion	[1]	(26,875)	(31,109)
Long-term debt	[1]	$ (37,075)	$ (36,708)

[1]	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.